Description of Organization and Business Operations	12 Months Ended
Jul. 31, 2012
Description Of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
1.      DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Restatement

BGS Acquisition Corp. is filing this Amendment No. 1 on Form 20-F/A (the “Amendment”) to amend and restate its financial statements as of July 31, 2012 and for the period August 9, 2011 (date of incorporation) to July 31, 2012, previously filed in an Annual Report on Form 20-F. This Amendment is being filed to restate our audited financial statements as of July 31, 2012 to correct the accounting for our outstanding warrants.  Our original accounting treatment did not recognize a liability for the warrant liability and did not recognize changes in the fair value of that warrant liability in our audited statement of operations. For additional information regarding this restatement, see Note 3 – Restatement of Previously Issued Financial Statements.

Description of Organization and Business Operations

BGS Acquisition Corp. (a company in the development stage) (the “Company”), is a blank check company incorporated as a British Virgin Islands business company with limited liability formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation, contractual control arrangement with, purchasing all or substantially all of the assets of, or engaging in any other similar business combination with one or more operating businesses or assets (“Business Combination”). The Company is considered to be in the development stage as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, or ASC 915, “Development Stage Entities,” and is subject to the risks associated with activities of development stage companies. As of July 31, 2012 the Company had neither engaged in any operations nor generated revenue. Activity through July 31, 2012 relates to the Company’s formation and initial public offering and since March 20, 2012, the identification of potential target businesses and assets.   The Company has selected July 31 as its fiscal year end.

The registration statement for the Company’s initial public offering was declared effective on March 20, 2012. On March 26, 2012, the Company consummated a public offering of 4,000,000 units (“Units”) (the “Public Offering” – Note 5).  Each Unit consists of one ordinary share, no par value (“Ordinary Shares”), and one redeemable Ordinary Share purchase warrant (“Warrant”). The Ordinary Shares sold as part of the Units in the Public Offering are referred herein as “public shares”. On March 26, 2012, the Company completed a private placement of 3,266,667 warrants to the initial investors and the underwriters (the “Placement Warrants”).  The Company received gross proceeds of $42,450,000 before deducting underwriters’ compensation of $1,175,000 (total compensation of $1,200,000 less an initial $25,000 advance) and which includes $2,450,000 received for the purchase of the 3,266,667 Placement Warrants by the initial investors and the underwriters.

Upon the closing of the Public Offering and the private placements, $40,600,000 was placed into a trust account (“Trust Account”) (discussed below). The proceeds placed into the Trust Account may be invested only in U.S. government treasury bills with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended, and that invest solely in U.S. Treasuries.  The Trust Account is held at J.P. Morgan Chase N.A., London Branch and maintained by Continental Stock Transfer & Trust Company, acting as trustee. Such proceeds will only be released to the Company upon the earlier of: (1) the consummation of a Business Combination and (2) a redemption to public shareholders prior to any voluntary winding-up in the event the Company does not consummate a Business Combination.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering are intended to be generally applied toward consummating a Business Combination. The Company’s efforts are focused on identifying for its initial Business Combination target operating businesses that have their primary operations located in any of (a) the MERCOSUR countries (Argentina, Brazil, Paraguay and Uruguay), (b) associate member countries of the MERCOSUR (Bolivia, Chile, Colombia, Ecuador and Peru), (c) Latin America generally or (d) the United States in areas principally serving the Hispanic market.  There is no assurance that the Company will be able to successfully effect a Business Combination. The Company’s initial shareholder, officers and directors originally agreed that the Company will only have until June 26, 2013 to consummate a Business Combination (or September 26, 2013, if the Company has entered into a definitive agreement for, but has not yet consummated, a Business Combination with a target business by June 26, 2013). In June 2013, the Company did enter into a definitive agreement, which automatically extended the termination date to September 26, 2013.  Subsequent to year end, the definitive agreement was amended and restated and the Company’s shareholders voted to extend the life of the Company another two months to November 26, 2013 (see Note 12). If the Company does not consummate a Business Combination within this period of time, it will (i) as promptly as reasonably possible but no more than five business days thereafter, distribute the aggregate amount then on deposit in the Trust Account (less up to $50,000 of the net interest earned thereon to pay dissolution expenses), pro rata to the public shareholders by way of redemption and (ii) intend to cease all operations except for the purposes of winding up its affairs. This mandatory liquidation and subsequent dissolution raises substantial doubt about the Company's ability to continue as a going concern. This redemption of public shareholders from the Trust Account shall be done automatically by function of the Company’s memorandum and articles of association and prior to any voluntary winding up. The initial shareholder has waived his rights to participate in any redemption with respect to his initial shares. However, if the initial shareholder or any of the Company’s officers, directors or affiliates acquire Ordinary Shares in or after the Public Offering, they will be entitled to a pro rata share of the Trust Account upon the Company’s redemption or liquidation in the event the Company does not consummate a Business Combination within the required time period. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the Public Offering price per Unit.

Unless otherwise required by law or the Nasdaq Capital Market or if it decides to seek shareholder approval for business reasons, the Company will not submit the transaction for shareholder approval after it signs a definitive agreement with a target for a Business Combination.  The Company will proceed with a Business Combination if such Business Combination is approved by its board of directors. In the event that it is required to seek shareholder approval in connection with the Business Combination, the Company will proceed only if a majority of the outstanding Ordinary Shares voted are voted in favor of the Business Combination.  In connection with such a vote, if a Business Combination is approved and consummated, shareholders (regardless of how they vote) that elect to put their Ordinary Shares back to the Company for cash will be entitled to receive their pro-rata portion of the Trust Account (together with interest thereon which was not previously used for working capital but net of taxes).  However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. These Ordinary Shares are recorded at fair value and classified as temporary equity in accordance with ASC 480 “Distinguishing Liabilities from Equity”. The initial shareholder has agreed, in the event the Company is required to seek shareholder approval of its Business Combination, to vote his initial shares in favor of approving a Business Combination. The initial shareholder and the Company’s officers and directors have also agreed to vote Ordinary Shares acquired by them in this Public Offering or in the aftermarket in favor of a Business Combination submitted to the Company’s shareholders for approval.

As long as it maintains its status as a foreign private issuer (“FPI”) and is required to comply with the FPI rules, regardless of whether it is required by law or the Nasdaq Capital Market, or if it decides to seek shareholder approval for business reasons, the Company intends to consummate its initial Business Combination and conduct redemptions of Ordinary Shares for cash without a shareholder vote pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”). If the Company is no longer an FPI (and no longer required to comply with the FPI rules) and is required by law or the Nasdaq Capital Market to seek shareholder approval, or it decides to seek shareholder approval for business reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the SEC proxy rules and not pursuant to the tender offer rules.

If the Company is no longer an FPI and seeks shareholder approval of the Business Combination and it does not conduct redemptions in connection with the Business Combination pursuant to the tender offer rules, the Company’s amended and restated memorandum and articles of association provides that a public shareholder, individually or together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended), will be restricted from seeking redemption rights with respect to more than an aggregate of 19.9% of the Ordinary Shares sold in the Public Offering. Public shareholders who redeem their Ordinary Shares into their pro rata share of the Trust Account will continue to have the right to exercise any warrants they may hold.

The Company has sought and will continue to seek to have its vendors, service providers, prospective target businesses or other entities with which it conducts business execute agreements waiving any right, title, interest or claim of any kind in or to any monies held in the Trust Account.  There is no guarantee that such parties will execute such agreements, and even if they execute such agreements they may not be prevented from bringing claims against the Trust Account, including, but not limited to, fraudulent inducement, breach of fiduciary responsibility or other similar claims, as well as claims challenging the enforceability of the waiver, in each case in order to gain advantage with respect to a claim against the Company’s assets, including the funds held in the Trust Account. If any third party refuses to execute an agreement waiving such claims to the monies held in the Trust Account, the Company’s management will perform an analysis of the alternatives available to it and will only enter into an agreement with a third party that has not executed a waiver if management believes that such third party’s engagement would be significantly more beneficial to the Company than any alternative.

Julio Gutierrez, the Company’s chairman and initial shareholder, has agreed that he will be liable to the Company, if and to the extent any claims by any party reduce the amount in the Trust Account to below $10.15 per share except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the indemnity of the underwriters of the Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event an executed waiver is deemed to be unenforceable against a third party, Mr. Gutierrez will not be responsible to the extent of any liability for such third party claims.